Stock Option Liabilities (Details) - DevvStream Corp [Member]		9 Months Ended		12 Months Ended
	Nov. 06, 2024 USD ($) shares	Apr. 30, 2026 USD ($) shares	Apr. 30, 2025 USD ($)	Jul. 31, 2025 USD ($) shares	Jul. 31, 2024 USD ($) shares	Oct. 08, 2024	Aug. 01, 2024 USD ($)
Stock Option Liabilities [Line Items]
Stock options outstanding (in Shares) | shares	58,644	98,644		108,644	62,772
Change in fair value of stock option liabilities (in Dollars)		$ (1,500)	$ 719,000	$ 719,000	$ (845,700)
Stock Option Liabilities Member
Stock Option Liabilities [Line Items]
Stock options outstanding (in Shares) | shares	62,772
Stock options fair value upon change De-SPAC transaction (in Dollars)	$ 330,090			$ 330,090
Measurement input	5.96	0.0448		5.23
Financial Liabilities Fair Value Disclosure (in Dollars)		$ 6,735		$ 133,465
Change in fair value of stock option liabilities (in Dollars)		$ 126,730		$ 196,625
Level 2 [Member] | Stock Option Liabilities Member
Stock Option Liabilities [Line Items]
Fair value of options liability (in Dollars)							$ 1,381,715
Dividend Yield [Member]
Stock Option Liabilities [Line Items]
Measurement input	0	0		0	0	0
Dividend Yield [Member] | Stock Option Liabilities Member
Stock Option Liabilities [Line Items]
Measurement input	0	0		0
Expected Volatility [Member]
Stock Option Liabilities [Line Items]
Measurement input	97	1.50			1.05	0.925
Expected Volatility [Member] | Stock Option Liabilities Member
Stock Option Liabilities [Line Items]
Measurement input	97	1.50		150
Risk-free Interest Rate [Member]
Stock Option Liabilities [Line Items]
Measurement input	3.12	0.0313			0.0349	0.0453
Risk-free Interest Rate [Member] | Stock Option Liabilities Member
Stock Option Liabilities [Line Items]
Measurement input	3.12	0.033		3.16
Measurement Input, Expected Term [Member]
Stock Option Liabilities [Line Items]
Measurement input	5.96